Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 18,465	$ 18,220	$ 18,003
Capitalised wages and salaries	1,688	1,403	1,285
Gross employee compensation and benefits for the year ended 31 Dec	20,153	19,623	19,288
Wages and salaries	17,815	17,359	16,970
Social security costs	1,487	1,507	1,403
Post-employment benefits	851	757	915
Software capitalisation costs
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries	1,118	1,043	922
Insurance contract fulfillment cost
Disclosure of defined benefit plans [line items]
Capitalised wages and salaries	$ 570	$ 360	$ 363